PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure for property, plant and equipment	$ 749	$ 790	$ 1,437
Depreciation charges	2,058	2,277
Depreciation expense charged to the statement of income	1,400	1,500
Manufacturing Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charges	659	756
Manufacturing Equipment | Inventories
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charges	$ 700	$ 800